Concentration (Details Textual)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Tiburon Customer Concentration Risk [Member]
Concentration Risk Revenue Percentage	11.00%	17.00%	12.00%
Lexmark Customer Concentration Risk [Member]
Concentration Risk Revenue Percentage		14.00%
Government Contracts Concentration Risk [Member]
Concentration Risk Revenue Percentage	45.00%	41.00%	39.00%	73.00%
Muratec America Customer Concentration Risk [Member]
Concentration Risk Revenue Percentage	10.00%
Careworks Customer Concentration Risk [Member]
Concentration Risk Revenue Percentage				11.00%
Ohio Office Of Budget Management Concentration Risk [Member]
Concentration Risk Revenue Percentage				10.00%
Formfast Concentration Risk [Member]
Concentration Risk Revenue Percentage			16.00%
Customer 1 [Member]
Concentration Risk Gross Accounts Receivables Percentage	10.00%	22.00%	0.00%	1.00%
Customer 2 [Member]
Concentration Risk Gross Accounts Receivables Percentage	8.00%	0.00%	6.00%	0.00%